Revenue - Additional Information (Details) - Silver Streaming Arrangement - WPM oz in Millions	Dec. 31, 2024 $ / Ounce oz	Mar. 10, 2020 $ / Ounce oz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Cash payment per ounce | $ / Ounce	4.74	3.90
Settlement amount of per shortfall ounce | $ / Ounce	0.50
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Number of ounces to be payable using streaming arrangement | oz		5.0
Number of ounces delivered under streaming arrangement | oz	2.4